ACCOUNTS PAYABLE AND OTHER - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Revaluation of pension obligations	$ (41)	$ (118)